Revenue recognition and operating segments - Revenue and non-current assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of geographical areas
Revenue	$ 6,908	$ 6,617	[1]	$ 6,385	[1]
Non-current assets	10,327	10,473		10,524
UK
Disclosure of geographical areas
Revenue	497	466		401
Non-current assets	374	335		307
Overseas countries
Disclosure of geographical areas
Revenue	6,411	6,151		5,984
USA
Disclosure of geographical areas
Revenue	4,184	4,056		4,006
Non-current assets	8,499	8,554		8,578
France
Disclosure of geographical areas
Revenue	186	176		170
Non-current assets	103	358		359
Australia
Disclosure of geographical areas
Revenue	252	247		225
Non-current assets	230	216		211
India
Disclosure of geographical areas
Revenue	93	88		74
Non-current assets	104	110		102
Spain
Disclosure of geographical areas
Revenue	110	98		90
Non-current assets	95	88		98
Other countries
Disclosure of geographical areas
Revenue	1,586	1,486		1,419
Non-current assets	$ 922	$ 812		$ 869

[1]	Refer to foreign currency translation in material accounting policies section.